Affiliated companies and variable interest entities - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Equity Method Investments [Line Items]
Certain affiliated companies accounted for by the equity method	¥ 2,126,128,000,000	¥ 1,950,661,000,000
Affiliated companies aggregate value	2,894,106,000,000	2,470,588,000,000
Impairment loss on a certain investment in affiliated company accounted for by the equity method	0	0	¥ 0
Dividends from affiliated companies accounted for by the equity method	180,326,000,000	186,212,000,000	¥ 174,485,000,000
Finance receivables	15,208,871,000,000	14,555,631,000,000
Operating leases	5,966,579,000,000	5,652,622,000,000
Maximum exposure to loss related to VIEs	539,862,000,000
Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	6,105,527,000,000	5,778,463,000,000
Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Restricted cash	151,943,000,000	126,012,000,000
Secured debt	2,067,221,000,000	1,903,189,000,000
Variable Interest Entity, Primary Beneficiary | Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	557,383,000,000	290,873,000,000
Retail Receivables Portfolio Segment | Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Finance receivables	¥ 2,092,311,000,000	¥ 2,087,303,000,000